Leases - Narrative (Details)		6 Months Ended		12 Months Ended
	Sep. 26, 2019 USD ($) vessel	Jun. 30, 2020 USD ($) vessel tanker	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Income from subleasing right-of-use assets		$ 109,300,000	$ 24,800,000
Charterhire		0	(4,399,000)
Minimum lease payments		766,745,000
Right-of-use assets		791,927,000		$ 697,903,000
Lease liabilities		633,550,000			$ 50,700,000
Minimum operating lease payments recognised as expense		$ 0	$ 4,399,000
Bareboat charter agreements fixed rate [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels | vessel		10
Bareboat charter agreements variable rate [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels | vessel		18
Bareboat chartered in product tankers [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels | tanker		1
Lease modification [Member] | Bareboat chartered in product tankers [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 1,600,000
Leases 2 Handymax IFRS 16 [Member] | Handymax [Member] | Bareboat charter agreements fixed rate [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.03%
Right-of-use assets		$ (1,600,000)
Lease liabilities		1,600,000
Lease payments, daily rate		$ 6,300
Number of vessels | vessel		2
Trafigura Transaction [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels | vessel	19
Leased vessels are required to maintain a fair value, as determined by an annual appraisal from an approved third-party broker,		111.00%
Other initial direct cost		$ 300,000		$ 600,000
Lease commitments		$ 35,200,000
Consideration paid (received)	$ 803,000,000
Trafigura Transaction [Member] | MR [Member] | Bareboat charter agreements variable rate [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels | vessel		3
Increase (decrease) consideration for Trafigura transaction equity		$ 13,300,000
Other initial direct cost		3,100,000
Exercise of the purchase options at expiration		103,600,000
Vessels under construction [Member] | Trafigura Transaction [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels	4
Increase (decrease) consideration for Trafigura transaction equity	$ 17,100,000	$ 3,800,000